SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Tables)	12 Months Ended
Dec. 29, 2024
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative expense	Selling, general and administrative expenses:

	2024	2023

Selling expenses	$55,497	$68,460
Administrative expenses	218,537	151,905
Distribution expenses	116,735	110,026
	$390,769	$330,391

Disclosure of classes of employee benefits expense	Employee benefit expenses:

	2024	2023

Salaries, wages and other short-term employee benefits	$561,793	$583,860
Share-based payments	64,524	27,118
Post-employment benefits	29,960	52,114
	$656,277	$663,092